Investments in Debt, Equity Securities and Other Investments (Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Available-for-Sale Cost
Due within 1 year		¥ 0
Due after 1 year to 5 years		0
Due after 5 years		0
Equity securities		267,526
Available-for-sale securities, Cost	[1]	267,526	¥ 267,598
Available-for-Sale Aggregate Fair Value
Due within 1 year		0
Due after 1 year to 5 years		0
Due after 5 years		0
Equity securities		1,048,127
Available-for-sale securities, Aggregate Fair Value		1,048,127	1,073,390
Held-to-Maturity Cost
Due within 1 year		84,703
Due after 1 year to 5 years		80,519
Due after 5 years		2,110
Held-to-maturity securities, Cost	[1]	167,332	159,579
Held-to-Maturity Aggregate Fair Value
Due within 1 year		84,713
Due after 1 year to 5 years		80,315
Due after 5 years		2,110
Held-to-Maturity securities, Aggregate Fair Value		¥ 167,138	¥ 159,205

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.